Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance, accounts receivable	$ 3,792	$ 1,001
Class A Common Stock
Stockholders' equity:
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000	1,500,000
Common stock, shares issued	243,544	196,767
Common stock, shares outstanding	243,544	196,767
Class B Common Stock
Stockholders' equity:
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	743,481	734,239
Common stock, shares outstanding	743,481	734,239